First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
August 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 96.5%
	Capital Markets – 96.5%
250,000	Ares Capital Corp. (a)	$3,677,500
327,594	Barings BDC, Inc. (a)	2,666,615
412,427	BlackRock Capital Investment Corp. (a)	1,187,790
331,863	BlackRock TCP Capital Corp. (a)	3,272,169
20,238	Capital Southwest Corp. (a)	298,713
25,408	Crescent Capital BDC, Inc. (a)	313,789
108,063	Goldman Sachs BDC, Inc. (a)	1,720,363
250,000	Golub Capital BDC, Inc. (a)	3,295,000
350,000	Hercules Capital, Inc. (a)	3,927,000
130,340	Investcorp Credit Management BDC, Inc. (a)	420,998
10,107	Main Street Capital Corp. (a)	305,939
23,335	Medley Capital Corp. (b)	367,526
377,564	New Mountain Finance Corp. (a)	3,771,864
287,084	OFS Capital Corp. (a)	1,334,941
50,000	Owl Rock Capital Corp.	617,000
20,000	PennantPark Floating Rate Capital Ltd. (a)	170,200
655,081	PennantPark Investment Corp. (a)	2,312,436
340,472	Portman Ridge Finance Corp.	398,352
121,751	Sixth Street Specialty Lending, Inc. (a)	2,142,818
195,709	Solar Capital Ltd. (a)	3,297,697
286,126	Stellus Capital Investment Corp. (a)	2,346,233
238,845	TriplePoint Venture Growth BDC Corp. (a)	2,687,006
	Total Common Stocks - Business Development Companies	40,531,949
	(Cost $64,238,530)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Mortgage Real Estate Investment Trusts – 5.9%
108,500	Capstead Mortgage Corp. (a)	669,445
334,949	Two Harbors Investment Corp. (a)	1,825,472
	Total Real Estate Investment Trusts	2,494,917
	(Cost $4,776,193)
Shares	Description	Value
COMMON STOCKS – 2.3%
	Diversified Financial Services – 2.3%
4,500	Berkshire Hathaway, Inc., Class B (b)	$981,180
	(Cost $956,331)
	Total Investments – 104.7%	44,008,046
	(Cost $69,971,054) (c)
	Outstanding Loan – (14.0)%	(5,900,000)
	Net Other Assets and Liabilities – 9.3%	3,918,318
	Net Assets – 100.0%	$42,026,364

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $599,332 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,562,340. The net unrealized depreciation was $25,963,008.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
August 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2020 is as follows:
	Total Value at 8/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$ 40,531,949	$ 40,531,949	$ —	$ —
Real Estate Investment Trusts*	2,494,917	2,494,917	—	—
Common Stocks*	981,180	981,180	—	—
Total Investments	$ 44,008,046	$ 44,008,046	$—	$—

*	See Portfolio of Investments for industry breakout.